Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues
Schedule of revenues

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Online marketplace services
—Online marketing services	—	1,209,275	11,515,575	1,674,871
—Transaction services	48,276	531,416	1,604,415	233,352
Merchandise sales	456,588	3,385	—	—
	504,864	1,744,076	13,119,990	1,908,223

Schedule of information about contract liabilities, comprising customer advances and portions of Payables to merchants

	As of
	January 1, 2018	December 31, 2018	December 31, 2018
	RMB	RMB	US$
Customer advances	56,453	191,482	27,850
Contract liability	38,935	72,939	10,609